Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

9. PROPERTY, PLANT AND EQUIPMENT

	LAND AND BUILDINGS	FIXTURES AND FITTINGS	PLANT AND EQUIPMENT	ASSETS UNDER CONSTRUCTION	TOTAL
Cost
At January 1, 2021	$7,106	$4,146	$44,802	$45,865	$101,919
Additions	28,047	4,144	72,186	1,969	106,346
Transfers	—	2,137	(2,137)	—	—
Disposals	(67)	(452)	(91)	—	(610)
Exchange differences	(562)	(322)	(2,084)	(574)	(3,542)
At December 31, 2021	34,524	9,653	112,676	47,260	204,113
Accumulated Depreciation
At January 1, 2021	2,059	2,636	10,142	—	14,837
Charge for the period	2,773	2,204	12,298	—	17,275
Transfers	—	1,686	(1,686)	—	—
Disposals	(21)	(366)	(91)	—	(478)
Exchange differences	(106)	(223)	(589)	—	(918)
At December 31, 2021	4,705	5,937	20,074	—	30,716
Carrying Amount
At December 31, 2021	$29,819	$3,716	$92,602	$47,260	$173,397
Cost
At January 1, 2022	$34,524	$9,653	$112,676	$47,260	$204,113
Additions	5,137	2,227	12,960	11,496	31,820
Transfers	—	—	—	—	—
Disposals	(147)	(702)	(997)	—	(1,846)
Exchange differences	(3,417)	(762)	(10,480)	(5,075)	(19,734)
At December 31, 2022	36,097	10,416	114,159	53,681	214,353
Accumulated Depreciation
At January 1, 2022	4,705	5,937	20,074	—	30,716
Charge for the period	4,359	1,812	18,995	—	25,166
Transfers	—	—	—	—	—
Disposals	(13)	(360)	(917)	—	(1,290)
Impairments			26,780	22,657	49,437
Exchange differences	(506)	(504)	(2,072)	—	(3,082)
At December 31, 2022	8,545	6,885	62,860	22,657	100,947
Carrying Amount
At December 31, 2022	$27,552	$3,531	$51,299	$31,024	$113,406
Cost
At January 1, 2023	$36,097	$10,416	$114,159	$53,681	$214,353
Additions	425	372	1,906	366	3,069
Transfers	—	—	—	—	—
Disposals	(3)	(130)	(1,600)	—	(1,733)
Exchange differences	1,488	387	4,257	2,318	8,450
At June 30, 2023	38,007	11,045	118,722	56,365	224,139
Accumulated Depreciation
At January 1, 2023	8,545	6,885	62,860	22,657	100,947
Charge for the period	2,519	980	8,620	—	12,119
Transfers	—	—	—	—	—
Disposals	(1)	—	—	—	(1)
Exchange differences	356	321	3,570	—	4,247
At June 30, 2023	11,419	8,186	75,050	22,657	117,312
Carrying Amount
At June 30, 2023	$26,588	$2,859	$43,672	$33,708	$106,827

For the six months ended June 30, 2023, and 2022, depreciation expense of $5,982 and $4,811, respectively has been charged to Research and development expenses and $5,982 and $7,821, has been charged to Selling, marketing and administrative expenses.

Assets under construction are comprised of manufacturing equipment to be placed in service in in the following year. Commitments related to property, plant and equipment are referenced in Note 19.